Share-Based Compensation - Summary of Restricted Stock Units Activity (Detail) - 2011 Stock Plan - Restricted Stock Units - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Restricted Stock Units
Nonvested - Beginning of period (in shares)	249
Granted (in shares)	418
Vested (in shares)	(81)
Cancelled or forfeited (in shares)	(6)
Nonvested - End of period (in shares)	580	249
Weighted-Average Grant-Date Fair Value
Nonvested - Beginning of period (in dollars per share)	$ 53.90
Granted (in dollars per share)	5.29	$ 36.40	$ 100.60
Vested (in dollars per share)	59.57
Cancelled or forfeited (in dollars per share)	34.73
Nonvested - End of period (in dollars per share)	$ 18.14	$ 53.90
Grant date fair value of RSUs	$ 4.8	$ 9.7	$ 4.1
Compensation cost not yet recognized	$ 6.3
Recognition period	2 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years